Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	NEWGENIVF GROUP LIMITED
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Central Index Key	0001981662
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1/F, Pier 2, Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	+1 (212)
Local Phone Number	537-4406
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY